Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,175,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,648.07
Total Offset Amount	0.00
Net Fee	2,648.07
Narrative - Max Aggregate Offering Price	$ 19,175,000
Final Prospectus	true